General	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: -	GENERAL

a.	RADCOM Ltd. (the "Company") is an Israeli corporation which provides NFV and 5G-ready service assurance, cloud-native network intelligence solutions for Communication Service Providers ("CSPs"). The Company's solutions include RADCOM Service Assurance, a fully virtualized, on-demand service assurance solution that integrates an automated, and efficient data acquisition layer of virtual probes with a smart mediation layer thus providing critical customer and service insights; RADCOM Network Visibility, a cloud-native network packet broker and filtering solution that allows CSPs to manage network traffic at scale across multiple cloud environments and control the visibility layer to perform dynamic, on-demand analysis of select datasets; and RADCOM Network Insights, a business intelligence solution offering smart insights for multiple use cases, enabled by data captured and correlated through RADCOM Network Visibility and RADCOM Service Assurance. The Company specializes in solutions for next-generation mobile and fixed networks, including LTE, LTE-A, VoLTE, IMS, VoIP, WiFi, VoWiFi, UMTS/GSM, mobile broadband and 5G. The Company's shares (the "Ordinary Shares") are listed on the Nasdaq Capital Market under the symbol "RDCM".

The Company has wholly-owned subsidiaries in the United States and Brazil, that are primarily engaged in the sales, marketing, deployment and customer support of the Company's products in United States and Brazil. The Company also has a wholly-owned subsidiary in India, that primarily provides marketing, customer support and development services worldwide. Additionally, the Company has a wholly-owned subsidiary in Israel solely established for the purpose of making various investments, including securities purchases.

b.	In December 2015, the Company entered to a multi-year sales agreement with Amdocs Software Systems Limited ("Amdocs") for the resale of the Company's solutions to AT&T Services, Inc. ("AT&T"), a leading North American Tier-1 telecom operator (the "AT&T Engagement"). Since then, the Company signed additional agreements with Amdocs in connection with the AT&T Engagement. During 2018, 2017 and 2016, the Company recognized revenues in the amount of $16,296, $24,528 and $18,310 pursuant to the AT&T Engagement and the additional agreements, which represent approximately 48%, 66% and 62% of the total consolidated revenues of the Company, respectively. (See also Note 13c).

On March 29, 2019 the Company entered into a series of agreements with AT&T to provide the Company's solutions to AT&T.

The Company depends on a limited number of contract customers for selling its solution.

If these customers become unable or unwilling to continue to buy the Company's solution, a loss of any significant customer, a significant decrease in business from any such customer, a reduction in customer revenue due to adverse changes in the market, economic or competitive conditions or other factors could adversely affect the Company's business, results of operations and financial position.

c.	Follow-on Public Offerings:

In May 2016, a "shelf" registration statement covering the public sale of up to $50,000 of the Company's Ordinary Shares was declared effective by the U.S. Securities and Exchange Commission ("SEC").

Following such registration, during May 2016, the Company closed a follow-on public offering (as further described in Note 11b1 and Note 13e) for a total consideration of approximately $21,279, net of underwriting discounts, commissions and other offering expenses of $1,721 payable by the Company.

In October 2017, the Company closed a follow-on public offering (as further described in Note 11b2) for a total consideration of approximately $30,206, net of underwriting discounts, commissions and other offering expenses of $2,194 payable by the Company.